Liabilities Subject to Compromise - Schedule of Aggregate Amount of Fixed Rate Notes (Parenthetical) (Detail)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Debt instrument, interest rate		6.00%
5.625% senior notes due 2021 [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	5.625%	5.625%	5.625%
5.75% senior notes due 2022 [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	5.75%	5.75%	5.75%
6.25% notes due 2016 [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	6.25%	6.25%	6.25%
4.375% notes due 2017 [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	4.375%	4.375%	4.375%
5.242% notes due 2017 [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	5.242%	5.242%	5.242%
5.875% notes due 2018 [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	5.875%	5.875%	5.875%
5.00% notes due 2019 [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	5.00%	5.00%	5.00%
4.625% notes due 2020 [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	4.625%	4.625%	4.625%
4.5% notes due 2025 [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	4.50%	4.50%	4.50%
New Notes [Member] | 9.75% senior notes due 2016 [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	9.75%	9.75%	9.75%
New Notes [Member] | 5.125% senior notes due 2017 [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	5.125%	5.125%	5.125%
New Notes [Member] | 9.500% senior notes due 2019 [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	9.50%	9.50%	9.50%
New Notes [Member] | 5.500% senior notes due 2020 [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	5.50%	5.50%	5.50%